Employee Defined - Contribution Plans (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Percentage of contributions that fully vest	100.00%
Employer contribution, percentage of employee's eligible compensation	3.00%
Contributions plan		$ 1.0	$ 1.3